OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.2%
	EQUITY - 32.7%
16,700	Avantis U.S. Small Cap Value ETF	$ 1,612,051
43,700	Consumer Staples Select Sector SPDR Fund	3,435,257
183,200	Financial Select Sector SPDR Fund	8,854,056
21,600	Global X US Infrastructure Development ETF	872,856
192,200	iShares MSCI USA Min Vol Factor ETF	17,065,438
67,200	iShares MSCI USA Quality Factor ETF	11,966,976
25,800	iShares U.S. Aerospace & Defense ETF(a)	3,750,030
86,400	JPMorgan Equity Premium Income ETF	4,970,592
58,800	Roundhill Magnificent Seven ETF	3,199,896
3,686	SPDR S&P Emerging Markets SmallCap ETF	216,036
65,600	SPDR S&P Regional Banking ETF(a)	3,958,960
47,000	Utilities Select Sector SPDR Fund	3,557,430
18,000	Vanguard Extended Market ETF	3,419,640
28,200	Vanguard Growth ETF	11,574,408
42,300	Vanguard Mid-Cap Growth ETF(a)	10,733,625
24,700	Vanguard S&P 500 ETF	13,308,607
32,300	Vanguard Small-Cap Growth ETF	9,045,938
		111,541,796
	FIXED INCOME - 26.5%
119,700	First Trust Preferred Securities and Income ETF(a)	2,118,690
1,289,000	Invesco Senior Loan ETF	27,159,230
36,600	iShares CMBS ETF	1,727,520
40,700	Janus Henderson AAA CLO ETF	2,063,897
29,700	Pimco Senior Loan Active ETF	1,517,670
603,900	SPDR Blackstone Senior Loan ETF	25,200,747
55,000	SPDR Bloomberg Convertible Securities ETF	4,283,950
141,000	SPDR Bloomberg High Yield Bond ETF(a)	13,461,270
552,400	SPDR Portfolio High Yield Bond ETF	12,964,828
		90,497,802

	TOTAL EXCHANGE-TRADED FUNDS (Cost $193,665,558)	202,039,598

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 40.8%
	ALTERNATIVE - 3.3%
348,225	DoubleLine Flexible Income Fund, Class I	$ 3,029,555
495,036	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	4,381,069
1	JPMorgan Hedged Equity Fund, Class I	34
391,613	Payden Absolute Return Bond Fund, Class I	3,708,573
		11,119,231
	EQUITY - 17.1%
500,501	Causeway International Value Fund, Class I	9,289,290
190,960	Datum One Series Trust - Brandes International, Class I	3,555,669
97,622	Integrity Dividend Harvest Fund, Class I	1,798,190
483,319	Schwab S&P 500 Index Fund	43,629,233
		58,272,382
	FIXED INCOME - 20.4%
525	Allspring California Tax-Free Fund, Institutional Class	5,569
1,718	Ashmore Emerging Markets Total Return Fund, Institutional Class	8,351
349,913	BlackRock Floating Rate Income Portfolio, Institutional Class	3,387,153
1,132	BlackRock National Municipal Fund, Institutional Class	11,378
515,356	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	3,659,025
800	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	7,577
357	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,754
561,217	CrossingBridge Low Duration High Income Fund, Institutional Class	5,446,053
337,044	DoubleLine Low Duration Emerging Markets Fixed, Class I	3,205,284
720,240	JPMorgan Emerging Markets Debt Fund, Class I	4,465,490
1,309	JPMorgan Income Fund, Class I	11,114
87,280	MassMutual Global Floating Rate Fund, Class Y	763,704
1,319	Metropolitan West Total Return Bond Fund, Class I	11,703
1,159	Neuberger Berman Strategic Income Fund, Class I	11,455
109,962	North Square Preferred And Income Securities Fund, Class I	2,334,485
644	Nuveen All-American Municipal Bond Fund, Class I	6,528
2,501	Nuveen Bond Index Fund, Institutional Class	23,731
1,852	Nuveen High Yield Municipal Bond Fund, Class I	27,387
1,336	Nuveen Preferred Securities Fund, Class I	20,745
457	Nuveen Short Duration High Yield Municipal Bond, Class I	4,417
709	Nuveen Strategic Income Fund, Class I	6,958
1,255	PIMCO Diversified Income Fund, Institutional Class	12,109

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 40.8% (Continued)
	FIXED INCOME - 20.4% (Continued)
2,107	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 17,804
0(d)	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	0(e)
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	17
2,488,059	PIMCO Income Fund, Institutional Class	26,174,382
790,271	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	7,847,393
3,930	PIMCO Investment Grade Credit Bond Fund, Institutional Class	34,942
2,376	PIMCO Long-Term Credit Bond Fund, Institutional Class	20,627
273	PIMCO Low Duration Income Fund, Institutional Class	2,188
439	PIMCO Real Return Fund, Institutional Class	4,375
939	PIMCO Total Return Fund, Institutional Class	7,960
576,832	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,295,318
486,158	Putnam Floating Rate Income Fund, Class Y	3,889,263
320,412	RiverPark Strategic Income Fund, Institutional Class	2,772,202
3,161	TCW Emerging Markets Income Fund, Class I	20,419
		69,520,860

	TOTAL OPEN END FUNDS (Cost $126,550,017)	138,912,473

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 8.0%
27,354,627	First American Government Obligations Fund, Class X, 4.41%(b)(c) (Cost $27,354,627)	$ 27,354,627

	MONEY MARKET FUND - 0.1%
348,188	First American Government Obligations Fund, Class X, 4.41%(c) (Cost $348,188)	348,188

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,702,815)	27,702,815

	TOTAL INVESTMENTS - 108.1% (Cost $347,918,390)	$ 368,654,886
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(27,646,048)
	NET ASSETS - 100.0%	$ 341,008,838

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $26,717,127, as of December 31, 2024.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $27,354,627 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Less than one share.
(e)	Less than $1 USD.